UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      April 11, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    12715

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABB LTD  ZUERICH  ADR          ADRS STOCKS      000375204      673    25000 SH       SOLE                  25000        0        0
D ABERCROMBIE & FITCH CO CL A CO COMMON STOCK     002896207      731    10000 SH       SOLE                  10000        0        0
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      890    25000 SH       SOLE                  25000        0        0
D AERCAP HOLDINGS  COM STK       COMMON STOCK     N00985106      703    40000 SH       SOLE                  40000        0        0
D APPLE INC  COM STK             COMMON STOCK     037833100      718     5000 SH       SOLE                   5000        0        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107      482    25000 SH       SOLE                  25000        0        0
D CHICOS FAS INC  COM STK        COMMON STOCK     168615102      338    47500 SH       SOLE                  47500        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      542    22500 SH       SOLE                  22500        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105      844    35100 SH       SOLE                  35100        0        0
D COVANTA HOLDING CORP DELAWARE  COMMON STOCK     22282E102      688    25000 SH       SOLE                  25000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502      465     7000 SH       SOLE                   7000        0        0
D FIRST SOLAR INC                COMMON STOCK     336433107     1040     4500 SH       SOLE                   4500        0        0
D GENERAL ELECTRIC CO  COM STK   COMMON STOCK     369604103      851    23000 SH       SOLE                  23000        0        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104      425     6000 SH       SOLE                   6000        0        0
D NETSUITE INC                   COMMON STOCK     64118Q107      539    25000 SH       SOLE                  25000        0        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204      796    25000 SH       SOLE                  25000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      824    20100 SH       SOLE                  20100        0        0
D SPX CORP  COM STK              COMMON STOCK     784635104      629     6000 SH       SOLE                   6000        0        0
D SUCCESSFACTORS INC             COMMON STOCK     864596101      537    55000 SH       SOLE                  55000        0        0
S REPORT SUMMARY                 19 DATA RECORDS               12715        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED